Revenue - Summary of Revenue by Type of Good or Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	$ 2,256,608	$ 1,673,922	[1]	$ 1,021,037	[1]
Digital Platform Services Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	1,385,678	1,033,156		701,246
Digital Platform Services Revenue | Third-Party
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	845,941	637,568		496,040
Digital Platform Services Revenue | First-Party
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	539,737	395,588		205,206
Digital Platform Fulfilment Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	332,504	213,228		127,960
Brand Platform Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	467,505	390,014		164,210
In-Store Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	$ 70,921	$ 37,524		$ 27,621

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.